Consolidated balance sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	180,000,000
Common stock, shares issued	37,110,630
Common stock, shares outstanding	37,110,630
Common Class B
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	20,000,000
Common stock, shares issued	7,871,512
Common stock, shares outstanding	7,871,512
Predecessor
Preferred stock, shares authorized		600,000	600,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares outstanding		1,392,706	1,404,309
Predecessor | Common Class A
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		333,686	345,289
Common stock, shares outstanding		333,686	345,289
Predecessor | Common Class B
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		344,859	344,859
Common stock, shares outstanding		344,859	344,859
Predecessor | Common Class C
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		209,882	209,882
Common stock, shares outstanding		209,882	209,882
Predecessor | Common Class E
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		504,276	504,276
Common stock, shares outstanding		504,276	504,276
Predecessor | Common Class F
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		1	1
Common stock, shares issued		1	1
Common stock, shares outstanding		1	1
Predecessor | Common Class G
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		3	3
Common stock, shares issued		2	2
Common stock, shares outstanding		2	2